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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                   Report for the Quarter Ended June 30, 2002.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          WS Capital, L.L.C.
Address:       300 Crescent Court, Suite 880, Dallas, Texas 75201

13F File Number:

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Reid S. Walker                  Contact Person: Joseph I. Worsham, II
Title:   Member
Phone:   214-756-6056

Signature, Place, and Date of Signing:

  /s/ Reid S. Walker         Dallas, Texas              August 8, 2002
  ------------------         ------------------------   -----------------

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:           23

Form 13F Information Table Value Total:           $60,134

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----
1                             WSV Management, L.L.C.

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                           FORM 13F INFORMATION TABLE

                           TITLE                                                                             VOTING AUTHORITY
                            OF                    VALUE      SHARES/   SH/  PUT/  INVSTMT   OTHER      --------------------------
NAME OF ISSUER             CLASS        CUSIP    (X$1,000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE       SHARED     NONE
--------------             -----      ---------  ---------  --------  ----- ----  -------  --------    ----       ------     ----
AOL TIME WARNER INC         COM       00184A105      294      20,000    SH        SOLE                 20,000(1)
AMERIPATH INC               COM       03071D109    6,883     286,800    SH        SHARED      1                   286,800(2)
ARCH COAL INC               COM       039380100    1,101      48,500    SH        SOLE                 48,500(1)
ASCENTIAL SOFTWARE CORP     COM       04362P108      509     182,600    SH        SOLE                182,600(1)
BARNES & NOBLE INC          COM       067774109    1,850      70,000    SH        SHARED      1                    70,000(2)
COBRA ELECTRS CORP          COM       191042100    1,502     182,100    SH        SHARED      1                   182,100(3)
COMVERSE TECHNOLOGY INC     COM PAR   205862402      463      50,000    SH        SOLE                 50,000(1)
                            $0.10
CONAGRA                     COM       205887102    2,765     100,000    SH        SHARED      1                   100,000(2)
CYBERONICS INC              COM       23251P102    2,448     186,700    SH        SHARED      1                   186,700(2)
ELITE INFORMATION GROUP     COM       28659M106    1,004     100,900    SH        SHARED      1                   100,900(3)
  INC
FMC TECHNOLOGIES INC        COM       30249U101    5,132     247,200    SH        SHARED      1                   247,200(2)
GENESIS HEALTH VENTURE      COM       37183F107    1,025      51,000    SH        SOLE                 91,400(1)
  INC N
KADANT INC                  COM       48282T104    2,374     143,900    SH        SHARED      1                   143,900(2)
MARISA CHRISTINA INC        COM       570268102      822     432,800    SH        SHARED      1                   432,800(2)
MERRILL LYNCH & CO INC      COM       590188108    2,835      70,000    SH        SOLE                 70,000(1)
MOORE LTD                   COM       615785102    3,329     290,000    SH        SHARED      1                   290,000(2)
PRG-SCHULTZ INTERNATIONAL   COM       69351C107    6,042     490,800    SH        SHARED      1                   490,800(2)
  IN
ROCKFORD CORP               COM       77316P101    8,124     813,236    SH        SHARED      1                   813,236(2)
TRIAD HOSPITALS INC         COM       89579K109    1,403      33,100    SH        SOLE                             33,100(1)
TURNSTONE SYSTEMS INC       COM       900423104    2,853     658,900    SH        SHARED      1                   658,900(2)
VALERO ENERGY CORP NEW      COM       91913Y100    6,923     185,000    SH        SHARED      1                   185,000(2)
WEBEX INC                   COM       94767L109      405      25,500    SH        SHARED      1                    25,500(2)
XETEL CORP                  COM       983942103       48     171,100    SH        SOLE                171,100(1)

(1) WS Capital, L.L.C. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and (ii) Walker Smith International Fund, Ltd.

(2) WS Capital, L.L.C. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital, L.L.C. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and
(ii) Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C. and WSV Management, L.L.C., each can control the investment and voting of these shares.


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(3) WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith are reporting these shares as each may have shared investment discretion and voting authority for those shares controlled by WSV Management, L.L.C., in that Messrs. Walker and Smith together control a majority of the voting rights of WSV Management, L.L.C.